Note 9 - Stock-based Compensation and Other Employee Benefit Plans (Details Textual) - USD ($)																													9 Months Ended		12 Months Ended
		Mar. 21, 2016	Dec. 31, 2015		Sep. 30, 2015		Sep. 22, 2015		Aug. 04, 2015	Jun. 29, 2015		Jun. 24, 2015	Apr. 20, 2015		Mar. 30, 2015 [8]	Feb. 05, 2015	Dec. 26, 2014		Sep. 29, 2014		Jun. 24, 2014		Jun. 23, 2014		Mar. 31, 2014		Feb. 20, 2014		Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Jan. 31, 2015	Mar. 26, 2014
Share Price																																			$ 0.43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares							60,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vesting per Month							10,000
President of Biolargo Water Canada Subsidiary [Member]
Stock Issued During Period, Shares, Issued for Services							150,000
Share Price							$ 0.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							140,000
Selling, General and Administrative Expenses [Member] | President of Biolargo Water Canada Subsidiary [Member]
Allocated Share-based Compensation Expense							$ 97,500
Part of 2007 Equity Incentive Plan and Options Issued Outside of 2007 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense																													$ 645,808	$ 1,638,706	$ 1,831,313	$ 871,788
The 2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense																													76,950	$ 68,400	$ 143,060	$ 166,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																														300,000	1,040,000	340,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number					120,000																		100,000							120,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																															$ 0.45	$ 0.28
The 2007 Equity Incentive Plan [Member] | Board Of Directors [Member] | Accrued And Unpaid Obligations [Member]
Other Liabilities, Current										$ 45,000
The 2007 Equity Incentive Plan [Member] | Vendors [Member] | Accrued And Unpaid Obligations [Member]
Other Liabilities, Current										50,900
The 2007 Equity Incentive Plan [Member] | Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												40,000
The 2007 Equity Incentive Plan [Member] | A Consultant [Member]
Allocated Share-based Compensation Expense													$ 59,460	[1]															$ 79,280	$ 49,550
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[1]												700,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options Expiration Period Extension													10 years
The 2007 Equity Incentive Plan [Member] | Chief Financial Officer [Member]
Allocated Share-based Compensation Expense					$ 68,400	[2]																	$ 141,000	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					300,000	[2]																	300,000	[3]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number					15,000																									15,000				25,000
The 2007 Equity Incentive Plan [Member] | Chief Technology Officer [Member]
Allocated Share-based Compensation Expense												$ 68,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												200,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options Expiration Period Extension												5 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price												$ 0.575
The 2007 Equity Incentive Plan [Member] | Consultants, Vendors, and Employees [Member]
Allocated Share-based Compensation Expense												$ 620,403
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									1,772,581			1,772,581
Sharebased Compensation Arrangement By Sharebased Payment Award Options Expiration Period Extension									5 years			5 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 0.30			$ 0.30
The 2007 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense		$ 119,971							$ 620,403
Outside of the 2007 Plan [Member]
Allocated Share-based Compensation Expense																											$ 14,000	[4]			$ 952,509	$ 633,332
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																							40,000				40,000	[4]	906,973	1,893,434	2,075,934
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																											$ 0.35	[4]	$ 0.48	$ 0.35
Other Liabilities, Current					$ 398,150																									$ 398,150
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																													$ 39,100	$ 77,028
Outside of the 2007 Plan [Member] | Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	192,857
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																	$ 0.35
Other Liabilities, Current																	$ 45,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																	$ 67,500
Outside of the 2007 Plan [Member] | Board Of Directors [Member] | Accrued And Unpaid Obligations [Member]
Other Liabilities, Current																			$ 45,000		$ 45,000				$ 45,000								$ 45,000
Outside of the 2007 Plan [Member] | Vendors [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																	$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																	$ 87,750
Outside of the 2007 Plan [Member] | Vendors [Member] | Accrued And Unpaid Obligations [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	250,715
Other Liabilities, Current																	$ 58,500		67,500		64,500				22,500								$ 91,750
Outside of the 2007 Plan [Member] | A Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																200,000
Outside of the 2007 Plan [Member] | President of Biolargo Water Canada Subsidiary [Member]
Allocated Share-based Compensation Expense	[5]						$ 110,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[5]						200,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	[5]						$ 0.35
Outside of the 2007 Plan [Member] | Board Of Directors [Member]
Allocated Share-based Compensation Expense			$ 62,000	[6]			$ 67,500	[7]		$ 67,500	[8]				$ 68,451		$ 67,500	[9]	$ 67,500	[10]	$ 67,501	[7]			$ 67,461	[7]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			124,000	[6]			103,846	[7]		192,857	[8]				190,142		192,857	[9]	143,617	[10]	103,847	[7]			156,888	[10]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.50	[6]			$ 0.65	[7]		$ 0.35	[8]				$ 0.36		$ 0.35	[9]	$ 0.47	[10]	$ 0.65	[7]			$ 0.43	[7]
Outside of the 2007 Plan [Member] | A Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period													2 years
Outside of the 2007 Plan [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					300,000
Outside of the 2007 Plan [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																											$ 14,000
Outside of the 2007 Plan [Member] | Selling, General and Administrative Expenses [Member] | Board Of Directors [Member]
Allocated Share-based Compensation Expense																	$ 22,500
Outside of the 2007 Plan [Member] | Selling, General and Administrative Expenses [Member] | Vendors [Member]
Allocated Share-based Compensation Expense																	$ 29,250
Outside of 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																															2,075,931	1,608,771
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																															10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																															$ 0.40	$ 0.50
Outside of 2007 Plan [Member] | Board Of Directors [Member] | Accrued And Unpaid Obligations [Member]
Other Liabilities, Current			$ 62,000				$ 45,000																								$ 62,000
Outside of 2007 Plan [Member] | Vendors [Member] | Accrued And Unpaid Obligations [Member]
Other Liabilities, Current			$ 19,500				$ 54,500																								$ 19,500

[1]	We issued an option to purchase shares of our common stock to a consultant. The option vests ratably over twenty - four months.
[2]	On September 30, 2015, our Charles K. Dargan, II agreed to extend his engagement agreement dated February 1, 2008 (the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been serving as our Chief Financial Officer. The Engagement Extension Agreement dated as of September 30, 2015 (the “Engagement Extension Agreement”) provides for an additional term to expire September 30, 2016 (the “Extended Term”), and is retroactively effective to February 1, 2015. During the Extended Term, Mr. Dargan shall be compensated through the issuance of an option to purchase 300,000 shares of the Company’s common stock that vest over the term of the engagement with 120,000 shares vested as of September 30, 2015, and the remaining shares to vest 15,000 monthly, provided that the Engagement Extension Agreement with Mr. Dargan has not been terminated prior to each vesting date.
[3]	BioLargo, Inc. (the “Company”) and its Chief Financial Officer Charles K. Dargan, II formally agreed to extend the engagement agreement dated February 1, 2008 (the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been serving as the Company’s Chief Financial Officer. The Engagement Extension Agreement dated as of June 23, 2014 (the “Engagement Extension Agreement”) provides for an additional term to expire January 31, 2015 (the “Extended Term”), and is retroactively effective to February 1, 2014. During the Extended Term, Mr. Dargan shall be compensated through the issuance of an option to purchase shares of the Company’s common stock which vest over the term of the engagement with 100,000 shares vested as of June 23, 2014, and the remaining shares vest 25,000 monthly through January 31, 2015.
[4]	On February 20, 2014, we issued options to purchase 40,000 shares of our common stock at an exercise price of $0.35 per share, set to expire February 20, 2024, and to vest over the term of the agreement. The fair value of the Options totaled $14,000 of additional selling, general and administrative expenses.
[5]	We issued options to purchase shares of our common stock to the president of our BioLargo Water Canada subsidiary. Of the total options issued, 140,000 vest immediately and the remaining 60,000 options vest 10,000 per month, provided that our president has not been terminated prior to each vesting date.
[6]	We issued options to purchase shares of our common stock to our board of directors in lieu of $62,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[7]	We issued options to purchase shares of our common stock to our board of directors in lieu of $45,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.
[8]	We issued options to purchase shares of our common stock to our members of our board of directors, in lieu of $45,000 in accrued and unpaid fees due for their services on the board pursuant to our Accounts Payable Conversion Plan.
[9]	On December 26, 2014, we issued options to purchase 192,857 shares of our common stock at an exercise price of $0.35 per share to our board of directors in lieu of $45,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan. The fair value of the options totaled $67,500, resulting in $22,500 of additional selling, general and administrative expenses.
[10]	We issued options to purchase shares of our common stock to our board of directors in lieu of $45,000 in accrued and unpaid fees pursuant to our Accounts Payable Conversion Plan.